13F HR

<LIVE>
 <RETURN-COPY>       EMAIL
 <PERIOD>            March 31, 2006
 <FILER>
                     0001010450
                     $2kuhwz

 </FILER>
 <SROS>              NONE
 <DOCUMENT-COUNT>    1
 <SUBMISSION-CONTACT>     CYNTHIA HARDY
 <PHONE>             (312) 368-1666
 </SUBMISSION-CONTACT>
 <NOTIFY-INTERNET>   rwalker@kenwoodfund.com

 13F-HR

 Form 13F Holdings Report Initial Filing

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

 Form 13F

 Form 13F  COVER PAGE

 Report for the Calendar Year or Quarter Ended:  March 31, 2006

 Check here if Amendment  [   ] ;       Amendment Number:
 This Amendment (Check only one.):  [   ]  is a restatement.
                              [   ]  adds new holdings entries.
 Institutional Investment Manager Filing this Report:

 Name:     The Kenwood Group, Inc.
 Address:  10 S. LaSalle
           Suite 3610

           Chicago, IL  60603

 13F File Number:   28-5410

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Cynthia Hardy
 Title:    Vice President, Administration and Compliance
 Phone:    (312) 368-1666

 Signature, Place, and Date of Signing:

      Cynthia Hardy       Chicago, IL         May 12, 2006

 Report Type (Check only one.)"

 [ X   ]        13F HOLDINGS REPORT.

 [     ]        13F NOTICE.

 [     ]        13F COMBINATION REPORT.

 I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

 FORM 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      0

 Form 13F Information Table Entry Total: 64

 Form 13F Information Table Value Total: 129,353


 List of Other Included Managers:

 List of Other Managers Reporting for this Manager:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

 NONE

                                                            FORM 13F
INFORMATION TABLE
                                                                      SHRS
                                                                      PRN     SH    PUT  INV
ISSUER                                CLASS     CUSIP      VALUE      AMT    PRN   CALL DISCRE  MGRS    SOLE    SHARED  NONE
Advo, Inc.                             COM     7585102     2,454    76,700    SH         SOLE          76,700      0     0
Alliant Techsystems, Inc.              COM     18804104      471     6,100    SH         SOLE           6,100      0     0
AmerUS Group Co.                       COM     03072M108   2,669    44,300    SH         SOLE          44,300      0     0
American Equity Investment Life        COM     25676206    2,662   182,880    SH         SOLE         182,880      0     0
American Power Conv                    COM     29066107    2,692   116,478    SH         SOLE         116,478      0     0
Apple Computer, Inc.                   COM     37833100      837    13,340    SH         SOLE          13,340      0     0
Aquantive Inc.                         COM     03839G105     320    13,610    SH         SOLE          13,610      0     0
Arden Realty, Inc.                     COM     39793104    1,126    24,950    SH         SOLE          24,950      0     0
BJ's Wholesale Club, Inc.              COM     05548J106   2,574    81,700    SH         SOLE          81,700      0     0
Barr Pharmaceuticals, Inc.             COM     68306109    2,711    43,044    SH         SOLE          43,044      0     0
Bowater, Inc.                          COM     102183100   2,733    92,400    SH         SOLE          92,400      0     0
CIT Group, Inc.                        COM     125581108   3,238    60,500    SH         SOLE          60,500      0     0
CSX Corp.                              COM     126408103   1,196    20,000    SH         SOLE          20,000      0     0
CapitalSource, Inc.                    COM     14055X102   1,949    78,353    SH         SOLE          78,353      0     0
City National Corp.                    COM     178566105   1,920    25,000    SH         SOLE          25,000      0     0
CommScope, Inc.                        COM     203372107   1,623    56,840    SH         SOLE          56,840      0     0
Computer Science Corp.                 COM     205363104   3,111    56,000    SH         SOLE          56,000      0     0
DTE Energy Company                     COM     233331107   1,566    39,050    SH         SOLE          39,050      0     0
Dollar Tree Stores, Inc.               COM     256747106   3,320   120,000    SH         SOLE         120,000      0     0
E*TRADE Financial Corp.                COM     269246104   3,054   113,200    SH         SOLE         113,200      0     0
Eastman Chemical Company               COM     277432100   2,904    56,743    SH         SOLE          56,743      0     0
Eaton Vance Corp.                      COM     278265103   2,566    93,700    SH         SOLE          93,700      0     0
FedEx Corporation                      COM     31428X106      79       700    SH         SOLE             700      0     0
First Horizon National Corp.           COM     320517105   3,070    73,700    SH         SOLE          73,700      0     0
Fiserv, Inc.                           COM     337738108   1,515    35,600    SH         SOLE          35,600      0     0
GlobalSantaFe Co.                      COM     G3930E101   1,523    25,070    SH         SOLE          25,070      0     0
Health Management Assn.                COM     421933102   3,614   167,545    SH         SOLE         167,545      0     0
Hilton Hotels Corp.                    COM     432848109   2,018    79,270    SH         SOLE          79,270      0     0
Knight Ridder, Inc.                    COM     499040103     868    13,737    SH         SOLE          13,737      0     0
Limited Brands                         COM     532716107   1,793    73,300    SH         SOLE          73,300      0     0
MEMC Electric Materials                COM     552715104   2,865    77,590    SH         SOLE          77,590      0     0
Marshall & Ilsley                      COM     571834100   2,000    45,900    SH         SOLE          45,900      0     0
McCormick & Co.                        COM     579780206   2,957    87,325    SH         SOLE          87,325      0     0
NCR Corporation                        COM     6.29E+112   1,990    47,610    SH         SOLE          47,610      0     0
National Semiconductor Corp.           COM     637640103     359    12,900    SH         SOLE          12,900      0     0
Nationwide Financial Services          COM     638612101   1,966    45,700    SH         SOLE          45,700      0     0
Noble Energy                           COM     655044105   2,030    46,210    SH         SOLE          46,210      0     0
Old Republic International Corp.       COM     680223104   2,277   104,375    SH         SOLE         104,375      0     0
Omnicare, Inc.                         COM     681904108   2,676    48,660    SH         SOLE          48,660      0     0
Omnivision Technologies                COM     682128103   1,170    38,730    SH         SOLE          38,730      0     0
Pactiv Corp.                           COM     695257105   2,432    99,100    SH         SOLE          99,100      0     0
Pepco Holdings                         COM     713291102   2,908   127,600    SH         SOLE         127,600      0     0
Pepsi Bottling Group                   COM     713409100   2,051    67,500    SH         SOLE          67,500      0     0
Pitney Bowes                           COM     724479100   2,636    61,400    SH         SOLE          61,400      0     0
Puget Energy                           COM     745310102   1,991    94,025    SH         SOLE          94,025      0     0
Roper Industries                       COM     776696106   3,210    66,000    SH         SOLE          66,000      0     0
Rowan Companies, Inc.                  COM     779382100   1,262    28,700    SH         SOLE          28,700      0     0
Royal Carribean Cruises, Ltd.          COM     759930100   1,538    36,600    SH         SOLE          36,600      0     0
Sabre Holdings, Inc.                   COM     785905100   2,322    98,700    SH         SOLE          98,700      0     0
Smithfield Foods, Inc.                 COM     832248108   2,855    97,300    SH         SOLE          97,300      0     0
Southern Union Co.                     COM     844030106   2,730   109,945    SH         SOLE         109,945      0     0
Sovereign Bancorp, Inc.                COM     845905108   2,765   126,200    SH         SOLE         126,200      0     0
Spectrum Brands                        COM     84762L105   2,092    96,300    SH         SOLE          96,300      0     0
St. Paul Travelers Companies, Inc.     COM     792860108      50     1,200    SH         SOLE           1,200      0     0
Staples, Inc.                          COM     855030102      28     1,100    SH         SOLE           1,100      0     0
Symantec Corp.                         COM     871503108      24     1,400    SH         SOLE           1,400      0     0
Tellabs Inc.                           COM     879664100   3,074   193,340    SH         SOLE         193,340      0     0
The PMI Group, Inc.                    COM     69344M101   2,328    50,700    SH         SOLE          50,700      0     0
Tiffany & Company                      COM     886547108      30       800    SH         SOLE             800      0     0
Unumprovident Corporation              COM     91529Y106     955    46,625    SH         SOLE          46,625      0     0
Valero Energy                          COM     91913Y100   2,257    37,760    SH         SOLE          37,760      0     0
XTO Energy                             COM     98385X106   2,947    67,631    SH         SOLE          67,631      0     0
Xcel Energy, Inc.                      COM     98389B100   2,323   128,000    SH         SOLE         128,000      0     0
iStar Financial, Inc.                  COM     45031U101   2,079    54,300    SH         SOLE          54,300      0     0